Income Taxes (Details Narrative) (10-K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018
Income Tax Disclosure [Abstract]
Income tax provisions
Change in valuation allowance						$ 379,000
Corporate income tax rate	35.00%			21.00%		21.00%	28.00%
Federal net operating loss carry forwards						$ 1,434,000	$ 9,500